Seward & Kissel LLP
                               1200 G Street, NW
                                   Suite 350
                              Washington, DC 20005
                                  202-737-8833


                                                   September 3, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


         Re: AllianceBernstein Corporate Shares
             - AllianceBernstein Corporate Income Shares
             (File Nos. 333-112207 and 811-21497)
             ---------------------------------------------


Dear Sir or Madam:

      On behalf of AllianceBernstein Corporate Shares (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from the one included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on August 31, 2010.

      A copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                                   Very truly yours,


                                                   /s/ B. Kyle Park
                                                   -----------------
                                                       B. Kyle Park


SK 00250 0157 1129008